Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015	Dec. 17, 2024	Jan. 01, 2024	Nov. 30, 2019	Nov. 20, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001			$ 0.001
Granted	0		25,000
Compensation expense	$ 80	$ 81	$ 319	$ 314
Fair value of options granted			$ 0.62	$ 0.52
Compensation expense not yet recognized	$ 300		$ 300
Weighted average period of compensation expense not yet recognized	1 year 3 months		1 year 4 months 17 days
Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Granted			84,587
Excess tax benefits from stock option activity or stock-based compensation expense recognized in cash flows from operations	$ 0	0	$ 0	$ 0	$ 0
Intrinsic value of options exercised			0	476	118
Stock Options | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,100	1,733	6,290	11,607	13,648
Options Performance Shares [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		0
Restricted Stock Units | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	326	1,612	2,639	2,123	$ 4,086
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 100	$ 100	$ 100	$ 100
Board of Directors Chairman [Member] | Restricted Stock Units | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded					330
Employees And Non-Employee Members Of Board Of Directors [Member] | Share-based Payment Arrangement, Employee [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted		$ 27.36
2014 Equity Incentive Plan [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized				338,973				384,373
Number of stock options that may be granted after the tenth anniversary of the 2014 Plan	0		0
Annual increases in number of shares reserved for issuance as a percentage of shares of capital stock outstanding through January 1, 2024						3.00%
Granted	0	52,087
2014 Equity Incentive Plan [Member] | Restricted Stock Units | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded	0	0
2014 Equity Incentive Plan [Member] | Maximum [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of awards granted	10 years		10 years
2014 Equity Incentive Plan [Member] | Maximum [Member] | Incentive Stock Options [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized						833,333
2014 Equity Incentive Plan [Member] | Director [Member] | Incentive Stock Options [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	3 years		3 years
2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Restricted Stock Units | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded			25,108	16,699	13,172
2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share-Based Compensation Award, Tranche One [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date	25.00%		25.00%
2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share-based Compensation Award, Tranche Two [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	36 months		36 months
2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share Based Compensation Subsequent Awards [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	4 years		4 years
2014 Equity Incentive Plan [Member] | Employees And Non-Employee Members Of Board Of Directors [Member] | Stock Options | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			84,587	55,685	52,776
Fair value of options granted			$ 23.76	$ 207	$ 261
Compensation expense not yet recognized			$ 4,146
Weighted average period of compensation expense not yet recognized			10 months 2 days
2014 Equity Incentive Plan [Member] | Employees And Non-Employee Members Of Board Of Directors [Member] | Restricted Stock Units | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded			25,108
2014 Equity Incentive Plan [Member] | Consultants | Stock Options | Nonemployee | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			0	0	0
2014 Equity Incentive Plan [Member] | Non-employee Consultants [Member] | Stock Options | Share-based Payment Arrangement, Employee [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	0	0
2019 Inducement Plan [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)										$ 0.001
Awarded	0	0
2019 Inducement Plan [Member] | Incentive Stock Options [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			0	0	0
2019 Inducement Plan [Member] | Restricted Stock Units | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded	0	0	0	0	0
2019 Inducement Plan [Member] | Share-Based Compensation Award, Tranche One [Member] | Share-based Payment Arrangement, Employee [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date	25.00%		25.00%
2019 Inducement Plan [Member] | Share-based Compensation Award, Tranche Two [Member] | Share-based Payment Arrangement, Employee [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	36 months		36 months
2019 Inducement Plan [Member] | Share Based Compensation Subsequent Awards [Member] | Share-based Payment Arrangement, Employee [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	4 years		4 years
2019 Inducement Plan [Member] | Maximum [Member] | Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized									8,333